Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,000,000
Previously Paid Amount	0.00
Total Fee Amount	828.60
Total Offset Amount	0.00
Net Fee	828.60
Narrative - Max Aggregate Offering Price	$ 6,000,000
Final Prospectus	true